UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00126

AB RELATIVE VALUE FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Relative Value Fund, Inc.

Portfolio of Investments

July 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 86.6%
Financials - 18.8%
Banks - 7.8%
Citigroup, Inc.	475,240	$32,530,178
JPMorgan Chase & Co.	801,200	73,550,160
Wells Fargo & Co.	493,510	26,619,929

		132,700,267

Capital Markets - 5.4%
BlackRock, Inc.-Class A	25,550	10,897,841
Goldman Sachs Group, Inc. (The)	139,910	31,525,920
Northern Trust Corp.	204,480	17,894,045
State Street Corp.	257,620	24,017,913
TD Ameritrade Holding Corp.	168,690	7,714,194

		92,049,913

Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc.-Class B (a)	215,590	37,721,782

Insurance - 3.4%
Allstate Corp. (The)	263,590	23,986,690
Chubb Ltd.	101,980	14,935,991
FNF Group	279,430	13,652,950
Validus Holdings Ltd.	116,224	6,251,689

		58,827,320

		321,299,282

Health Care - 17.3%
Biotechnology - 6.0%
Amgen, Inc.	77,430	13,512,309
Biogen, Inc. (a)	143,940	41,683,585
Gilead Sciences, Inc.	619,790	47,159,821

		102,355,715

Health Care Equipment & Supplies - 1.2%
Hologic, Inc. (a)	453,300	20,040,393

Health Care Providers & Services - 5.2%
Aetna, Inc.	260,120	40,139,117
Cigna Corp.	214,840	37,287,631
Quest Diagnostics, Inc.	98,130	10,628,460

		88,055,208

Pharmaceuticals - 4.9%
Eli Lilly & Co.	455,920	37,686,347
Pfizer, Inc.	700,040	23,213,326
Roche Holding AG (Sponsored ADR)	747,010	23,682,458

		84,582,131

		295,033,447

Consumer Discretionary - 12.0%
Auto Components - 0.4%
BorgWarner, Inc.	143,530	6,708,592

Household Durables - 2.7%
DR Horton, Inc.	748,540	26,715,392

Company	Shares	U.S. $ Value
Garmin Ltd.	386,640	$19,405,462

		46,120,854

Media - 7.3%
AMC Networks, Inc.-Class A (a)	154,750	9,896,263
Comcast Corp.-Class A	512,930	20,748,018
Discovery Communications, Inc.-Class A (a)	811,730	19,968,558
Scripps Networks Interactive, Inc.-Class A	118,010	10,315,254
Time Warner, Inc.	614,380	62,924,800

		123,852,893

Specialty Retail - 1.6%
Ross Stores, Inc.	511,820	28,313,882

		204,996,221

Information Technology - 12.0%
Communications Equipment - 1.2%
Cisco Systems, Inc.	638,720	20,087,744

Electronic Equipment, Instruments & Components - 2.9%
Dolby Laboratories, Inc.-Class A	398,180	20,605,815
Flex Ltd. (a)	395,480	6,323,725
FLIR Systems, Inc.	403,810	15,070,189
TE Connectivity Ltd.	84,440	6,788,132

		48,787,861

IT Services - 2.6%
International Business Machines Corp.	152,110	22,005,754
Mastercard, Inc.-Class A	182,760	23,356,728

		45,362,482

Semiconductors & Semiconductor Equipment - 2.5%
Intel Corp.	674,348	23,919,124
Xilinx, Inc.	294,170	18,609,194

		42,528,318

Software - 1.6%
Microsoft Corp.	165,219	12,011,421
VMware, Inc.-Class A (a)	168,210	15,594,749

		27,606,170

Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	137,567	20,460,340

		204,832,915

Industrials - 10.3%
Aerospace & Defense - 4.5%
Boeing Co. (The)	46,630	11,305,910
Raytheon Co.	376,390	64,652,510

		75,958,420

Airlines - 0.3%
Delta Air Lines, Inc.	117,620	5,805,723

Company	Shares	U.S. $ Value
Electrical Equipment - 0.4%
AMETEK, Inc.	102,590	$6,317,492

Industrial Conglomerates - 0.8%
Carlisle Cos., Inc.	144,115	14,064,183

Machinery - 1.3%
Caterpillar, Inc.	95,870	10,924,387
Parker-Hannifin Corp.	70,250	11,660,095

		22,584,482

Road & Rail - 2.2%
Landstar System, Inc.	74,744	6,214,963
Norfolk Southern Corp.	276,160	31,090,093

		37,305,056

Trading Companies & Distributors - 0.8%
MSC Industrial Direct Co., Inc.-Class A	178,480	12,709,561

		174,744,917

Energy - 6.2%
Energy Equipment & Services - 2.4%
Dril-Quip, Inc. (a)	194,201	8,661,365
National Oilwell Varco, Inc.	193,980	6,345,086
Oceaneering International, Inc.	183,480	4,706,262
Oil States International, Inc. (a)	373,201	9,274,045
TechnipFMC PLC (a)	430,710	12,292,463

		41,279,221

Oil, Gas & Consumable Fuels - 3.8%
Exxon Mobil Corp.	343,690	27,508,947
Noble Energy, Inc.	1,092,570	31,586,199
World Fuel Services Corp.	164,230	5,311,198

		64,406,344

		105,685,565

Consumer Staples - 5.5%
Beverages - 1.6%
PepsiCo, Inc.	231,700	27,018,537

Food & Staples Retailing - 3.3%
United Natural Foods, Inc. (a)	181,440	6,990,883
Wal-Mart Stores, Inc.	626,358	50,102,377

		57,093,260

Food Products - 0.6%
JM Smucker Co. (The)	85,180	10,383,442

		94,495,239

Real Estate - 2.8%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Liberty Property Trust	426,230	17,910,185

Real Estate Management & Development - 1.8%
CBRE Group, Inc.-Class A (a)	801,170	30,436,448

		48,346,633

Company	Shares	U.S. $ Value
Utilities - 1.3%
Electric Utilities - 1.3%
Exelon Corp.	553,590	$21,224,641

Materials - 0.4%
Metals & Mining - 0.4%
Reliance Steel & Aluminum Co.	85,950	6,219,342

Total Common Stocks (cost $1,238,367,455)		1,476,878,202

SHORT-TERM INVESTMENTS - 15.8%
Investment Companies - 15.8%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.86% (b)(c) (cost $270,323,100)	270,323,100	270,323,100

Total Investments - 102.4% (cost $1,508,690,555) (d)		1,747,201,302
Other assets less liabilities - (2.4)%		(41,719,658)

Net Assets - 100.0%		$1,705,481,644

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	As of July 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $259,812,692 and gross unrealized depreciation of investments was $(21,301,945), resulting in net unrealized appreciation of $238,510,747.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Relative Value Fund, Inc.

July 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$1,476,878,202		$	– 0	–	$	– 0	–	$1,476,878,202
Short-Term Investments	270,323,100			– 0	–		– 0	–	270,323,100

Total Investments in Securities	1,747,201,302			– 0	–		– 0	–	1,747,201,302
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$1,747,201,302		$	– 0	–	$	– 0	–	$1,747,201,302

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended July 31, 2017 is as follows:

Market Value 10/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/17 (000)	Dividend Income (000)
$169,081	$636,209	$534,967	$270,323	$824

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Relative Value Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 22, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 22, 2017